WILSHIRE MUTUAL FUNDS, INC.
LARGE COMPANY VALUE PORTFOLIO	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks- 96.6% (a)
Communication Services - 6.5%
Activision Blizzard, Inc.	350	$20,818
AT&T, Inc.	108,534	3,163,766
Charter Communications, Inc. - Class A (b)	470	205,066
Comcast Corp. - Class A	47,253	1,624,558
Discovery, Inc. - Class A (b)	620	12,053
Discovery, Inc. - Class C (b)	4,020	70,511
DISH Network Corp. - Class A (b)	9,100	181,909
Sinclair Broadcast Group, Inc. - Class A (c)	1,920	30,873
The Interpublic Group of Companies, Inc.	71,021	1,149,830
T-Mobile US, Inc. (b)	1,310	109,909
Verizon Communications, Inc.	62,006	3,331,582
ViacomCBS, Inc. - Class B	5,960	83,500
		9,984,375
Consumer Discretionary - 7.5%
AutoNation, Inc. (b)	180	5,051
AutoZone, Inc. (b)	230	194,580
Best Buy Co., Inc.	1,010	57,570
Carnival Corp.	9,881	130,133
Dollar General Corp.	200	30,202
DR Horton, Inc.	1,110	37,740
Ford Motor Co.	269,822	1,303,240
Garmin Ltd.	7,545	565,573
General Motors Co.	680	14,130
Gentex Corp.	820	18,171
Gildan Activewear, Inc.	68,573	874,992
Grand Canyon Education, Inc. (b)	330	25,174
H&R Block, Inc.	9,840	138,547
L Brands, Inc.	2,160	24,970
Lear Corp.	16,904	1,373,450
Lowe's Companies, Inc.	16,038	1,380,070
McDonald's Corp.	1,504	248,686
Mohawk Industries, Inc. (b)	10,078	768,347
Newell Brands, Inc.	90,083	1,196,302
PulteGroup, Inc.	2,230	49,774
PVH Corp.	22,709	854,767
Skechers U.S.A., Inc. - Class A (b)	5,280	125,347
Target Corp.	5,165	480,190
The Home Depot, Inc.	2,696	503,370
Whirlpool Corp.	7,661	657,314
Williams-Sonoma, Inc.	1,835	78,024
Yum China Holdings, Inc.	3,802	162,079
Yum! Brands, Inc.	4,590	314,553
		11,612,346
Consumer Staples - 4.8%
Campbell Soup Co.	700	32,312
Colgate-Palmolive Co.	5,670	376,261
Conagra Brands, Inc.	650	19,071
Coty, Inc.	3,250	16,770
Flowers Foods, Inc.	4,575	93,879
General Mills, Inc.	3,240	170,975
Herbalife Nutrition Ltd. (b)	2,705	78,878
Kellogg Co.	8,053	483,099
Keurig Dr Pepper, Inc.	9,440	229,109

Kimberly-Clark Corp.	2,447	312,898
Lamb Weston Holdings, Inc.	3,490	199,279
Molson Coors Beverage Co. - Class B	28,337	1,105,426
Mondelez International, Inc. - Class A	3,415	171,023
PepsiCo, Inc.	1,355	162,736
Philip Morris International, Inc.	10,575	771,552
Pilgrim's Pride Corp. (b)	2,340	42,401
Spectrum Brands Holdings, Inc.	2,004	72,885
Sprouts Farmers Market, Inc. (b)	9,940	184,785
The Clorox Co.	270	46,777
The Coca-Cola Co.	6,803	301,033
The Procter & Gamble Co.	13,063	1,436,930
Walgreens Boots Alliance, Inc.	1,260	57,645
Walmart, Inc.	9,250	1,050,985
		7,416,709
Energy - 6.3%
Apache Corp.	3,150	13,167
Baker Hughes Co.	57,079	599,329
BP PLC - ADR	27,919	680,944
Cenovus Energy, Inc.	136,143	275,009
Chevron Corp.	5,749	416,573
ConocoPhillips	6,405	197,274
Continental Resources, Inc. (c)	3,865	29,529
Devon Energy Corp.	5,070	35,034
EOG Resources, Inc.	3,570	128,234
Exxon Mobil Corp.	35,916	1,363,731
Halliburton Co.	179,997	1,232,979
Helmerich & Payne, Inc.	2,710	42,412
Hess Corp.	16,520	550,116
National Oilwell Varco, Inc.	126,987	1,248,282
Occidental Petroleum Corp.	1,500	17,370
Phillips 66	18,973	1,017,901
Royal Dutch Shell PLC - ADR (c)	34,260	1,195,331
Schlumberger Ltd.	3,675	49,576
Valero Energy Corp.	14,166	642,570
		9,735,361
Financials - 24.2%
American Express Co.	15,095	1,292,283
American International Group, Inc.	56,760	1,376,430
American National Insurance Co.	1,110	91,442
Aon Plc	5,016	827,841
Arthur J Gallagher & Co.	830	67,653
Assured Guaranty Ltd.	3,200	82,528
Axis Capital Holdings Ltd.	11,681	451,471
Bank of America Corp.	103,870	2,205,160
Bank of Hawaii Corp.	1,430	78,993
BankUnited, Inc.	1,990	37,213
Berkshire Hathaway, Inc. - Class B (b)	7,031	1,285,478
BlackRock, Inc.	1,301	572,401
Brighthouse Financial, Inc. (b)	2,575	62,238
Brown & Brown, Inc.	9,625	348,617
Capital One Financial Corp.	23,026	1,160,971
Cboe Global Markets, Inc.	1,805	161,096
Chimera Investment Corp.	1,350	12,285
Chubb Ltd.	17,699	1,976,801
Cincinnati Financial Corp.	1,445	109,025
Citigroup, Inc.	41,780	1,759,774
CME Group, Inc.	2,570	444,379
Eaton Vance Corp.	3,120	100,620
Equitable Holdings, Inc.	78,734	1,137,706

Fidelity National Financial, Inc.	7,260	180,629
Fifth Third Bancorp	28,382	421,473
First American Financial Corp.	4,485	190,209
First Hawaiian, Inc.	7,475	123,562
First Horizon National Corp.	35,608	287,000
Fulton Financial Corp.	26	299
Intercontinental Exchange, Inc.	3,020	243,865
Invesco Ltd.	15,118	137,271
JPMorgan Chase & Co.	35,260	3,174,458
Kemper Corp.	4,187	311,387
KeyCorp	44,483	461,289
KKR & Co, Inc. - Class A	21,844	512,679
Lazard Ltd.	13,460	317,117
Legg Mason, Inc.	3,210	156,809
Markel Corp. (b)	300	278,367
MetLife, Inc.	36,211	1,106,970
MGIC Investment Corp.	27,425	174,149
Morgan Stanley	43,330	1,473,220
Navient Corp.	27,155	205,835
New York Community Bancorp, Inc.	189,051	1,775,189
Northern Trust Corp.	21,290	1,606,543
OneMain Holdings, Inc.	8,485	162,233
Popular, Inc.	9,705	339,675
Primerica, Inc.	650	57,512
Prosperity Bancshares, Inc.	3,685	177,801
RenaissanceRe Holdings Ltd.	1,390	207,555
State Street Corp.	5,860	312,162
Sterling Bancorp	11,160	116,622
Synchrony Financial	13,894	223,554
T Rowe Price Group, Inc.	1,340	130,851
The Allstate Corp.	460	42,196
The Charles Schwab Corp.	990	33,284
The Goldman Sachs Group, Inc.	5,670	876,525
The Hanover Insurance Group, Inc.	1,375	124,547
The PNC Financial Services Group, Inc.	611	58,485
UBS Group AG	28,654	265,336
US Bancorp	46,024	1,585,527
Voya Financial, Inc.	26,156	1,060,626
Wells Fargo & Co.	80,932	2,322,748
Western Alliance Bancorp	12,055	369,004
WR Berkley Corp.	5,475	285,631
		37,532,599
Health Care - 16.8%
Abbott Laboratories	7,890	622,600
Amgen, Inc.	8,580	1,739,423
Anthem, Inc.	1,378	312,861
Baxter International, Inc.	950	77,131
Biogen, Inc. (b)	1,850	585,303
Boston Scientific Corp. (b)	313	10,213
Bristol-Myers Squibb Co.	29,815	1,661,888
Bruker Corp.	3,405	122,103
Cardinal Health, Inc.	17,157	822,507
Cigna Corp.	14,224	2,520,208
CVS Health Corp.	54,931	3,259,056
Danaher Corp.	677	93,704
DaVita, Inc. (b)	790	60,087
Eli Lilly & Co.	210	29,131
Gilead Sciences, Inc.	1,815	135,689
HCA Healthcare, Inc.	3,550	318,968
Horizon Therapeutics Plc (b)	2,920	86,490

Humana, Inc.	1,046	328,465
IQVIA Holdings, Inc. (b)	50	5,393
Johnson & Johnson	27,360	3,587,717
Laboratory Corp. of America Holdings (b)	310	39,181
McKesson Corp.	10,612	1,435,379
Medtronic PLC	25,586	2,307,345
Merck & Co., Inc.	8,624	663,531
Mylan NV (b)	58,659	874,606
Pfizer, Inc.	45,680	1,490,995
Premier, Inc. - Class A (b)	1,830	59,878
Regeneron Pharmaceuticals, Inc. (b)	160	78,126
STERIS PLC	737	103,158
Thermo Fisher Scientific, Inc.	1,088	308,557
UnitedHealth Group, Inc.	9,002	2,244,919
West Pharmaceutical Services, Inc.	416	63,336
Zimmer Biomet Holdings, Inc.	300	30,324
		26,078,272
Industrials - 9.4%
3M Co	611	83,408
AECOM (b)	200	5,970
AMETEK, Inc.	1,710	123,154
Clean Harbors, Inc. (b)	1,495	76,753
Curtiss-Wright Corp.	7,670	708,785
Delta Air Lines, Inc.	2,611	74,492
Dover Corp.	3,775	316,873
Emerson Electric Co.	3,420	162,963
Fortive Corp.	330	18,213
General Dynamics Corp.	7,424	982,269
General Electric Co.	482,934	3,834,496
Hexcel Corp.	6,900	256,611
Honeywell International, Inc.	3,971	531,280
Ingersoll Rand, Inc. (b)	110	2,728
ITT, Inc.	4,060	184,162
Johnson Controls International PLC	9,280	250,189
MSC Industrial Direct Co., Inc. - Class A	1,845	101,420
nVent Electric PLC	2,555	43,103
Oshkosh Corp.	460	29,592
Parker-Hannifin Corp.	4,183	542,660
Quanta Services, Inc.	5,250	166,582
Republic Services, Inc.	2,220	166,633
Roper Technologies, Inc.	494	154,034
Stanley Black & Decker, Inc.	24,639	2,463,900
The Timken Co.	420	13,583
United Airlines Holdings, Inc. (b) (c)	1,045	32,970
United Technologies Corp.	15,392	1,451,927
Watsco, Inc.	230	36,347
Westinghouse Air Brake Technologies Corp.	35,297	1,698,845
Woodward, Inc.	720	42,797
		14,556,739
Information Technology - 7.1%
Akamai Technologies, Inc. (b)	600	54,894
Analog Devices, Inc.	2,960	265,364
Apple, Inc.	124	31,532
Applied Materials, Inc.	7,520	344,566
Broadcom, Inc.	180	42,678
Cerence, Inc. (b)	591	9,101
Ciena Corp. (b)	2,960	117,838
Cisco Systems, Inc.	8,061	316,878
Citrix Systems, Inc.	580	82,099
Cognizant Technology Solutions Corp. - Class A	25,602	1,189,725

Cypress Semiconductor Corp.	1,540	35,913
Fidelity National Information Services, Inc.	410	49,872
First Solar, Inc. (b)	1,500	54,090
Hewlett Packard Enterprise Co.	139,772	1,357,186
HP, Inc.	2,600	45,136
Intel Corp.	22,066	1,194,212
International Business Machines Corp.	464	51,472
Jabil, Inc.	7,870	193,445
Jack Henry & Associates, Inc.	190	29,496
Juniper Networks, Inc.	25,935	496,396
Keysight Technologies, Inc. (b)	730	61,086
Lam Research Corp.	780	187,200
Leidos Holdings, Inc.	1,160	106,314
Microchip Technology, Inc.	2,515	170,517
Micron Technology, Inc. (b)	1,320	55,519
Microsoft Corp.	1,451	228,837
Motorola Solutions, Inc.	320	42,534
Nuance Communications, Inc. (b)	4,730	79,369
Oracle Corp.	69,703	3,368,746
Qorvo, Inc. (b)	2,515	202,784
QUALCOMM, Inc.	1,046	70,762
SYNNEX Corp.	1,625	118,788
Teradyne, Inc.	3,335	180,657
VeriSign, Inc. (b)	1,354	243,842
		11,078,848
Materials - 4.2%
Air Products & Chemicals, Inc.	495	98,807
Corteva, Inc.	58,091	1,365,139
Dow, Inc.	36,424	1,065,037
DuPont de Nemours, Inc.	29,036	990,128
Eagle Materials, Inc.	2,505	146,342
Ecolab, Inc.	443	69,033
Graphic Packaging Holding Co.	3,905	47,641
Linde PLC	8,405	1,454,065
Martin Marietta Materials, Inc.	80	15,138
NewMarket Corp.	601	230,105
Newmont Corp.	4,330	196,062
Reliance Steel & Aluminum Co.	1,000	87,590
Sealed Air Corp.	460	11,367
Sonoco Products Co.	3,248	150,545
Southern Copper Corp.	5,050	142,208
The Scotts Miracle-Gro Co.	220	22,528
Valvoline, Inc.	12,535	164,083
Vulcan Materials Co.	1,688	182,422
		6,438,240
Real Estate - 2.6%
AvalonBay Communities, Inc.	220	32,377
Boston Properties, Inc.	879	81,070
CBRE Group, Inc. - Class A (b)	740	27,905
Corporate Office Properties Trust	560	12,393
Crown Castle International Corp.	1,095	158,118
CubeSmart	2,865	76,753
Digital Realty Trust, Inc.	73	10,141
Empire State Realty Trust, Inc. - Class A	7,745	69,395
Equity Commonwealth	880	27,905
Healthcare Trust of America, Inc. - Class A	2,915	70,776
Healthpeak Properties, Inc.	62,128	1,481,753
Highwoods Properties, Inc.	5,930	210,041
Life Storage, Inc.	2,285	216,047
Newmark Group, Inc. - Class A	0	0

Outfront Media, Inc.	12,860	173,353
Paramount Group, Inc.	26,415	232,452
Prologis, Inc.	2,300	184,851
Public Storage	580	115,194
Simon Property Group, Inc.	14,005	768,314
UDR, Inc.	870	31,790
Weingarten Realty Investors	2,919	42,121
		4,022,749
Utilities - 7.2%
Avangrid, Inc.	15,169	664,099
Dominion Energy, Inc.	30,322	2,188,945
DTE Energy Co.	367	34,854
Duke Energy Corp.	1,337	108,137
Edison International	33,743	1,848,779
Entergy Corp.	22,103	2,077,019
Exelon Corp.	59,201	2,179,189
FirstEnergy Corp.	2,080	83,346
Hawaiian Electric Industries, Inc.	170	7,318
IDACORP, Inc.	2,285	200,600
MDU Resources Group, Inc.	14,966	321,769
National Fuel Gas Co.	3,395	126,599
NextEra Energy, Inc.	2,138	514,446
NRG Energy, Inc.	18,361	500,521
The Southern Co.	1,060	57,388
Vistra Energy Corp.	17,130	273,395
		11,186,404
Total Common Stocks (Cost $183,031,942)		$149,642,642

Short-Term Investment - 3.9%
Money Market Fund - 3.9%
First American Government Obligations Fund - Class X, 0.450% (d)(e)	5,961,466	$5,961,466
Total Short-Term Investment (Cost $5,961,466)		$5,961,466

Total Investments at Value - 100.5% (Cost $188,993,408)		$155,604,108
Liabilities in Excess of Other Assets - (0.5)%		(691,177)
Net Assets - 100.0%		$154,912,931

ADR	American Depository Receipt

Percentages are stated as a percent of net assets.

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $1,114,892.
(d)	Rate listed is the 7-day effective yield as of March 31, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $1,098,218.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

LARGE COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2020:

Large Company Value Portfolio	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$149,642,642	$-	$-	$149,642,642
Money Market Fund . . . . . . . . . . . . . . . . . . .	5,961,466	-	-	5,961,466
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$155,604,108	$-	$-	$155,604,108

Refer to the Portfolio’s Condensed Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2020.